Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation

The interim unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

The accompanying interim unaudited condensed consolidated financial statements are unaudited and have been prepared by the Company in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, these interim unaudited condensed consolidated financial statements do not include all the information and disclosures required by U.S. GAAP for complete financial statements.

In the opinion of management, these interim unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, necessary to present fairly the Company’s financial position as of March 29, 2026, and the results of operations for the thirteen weeks ended March 29, 2026 and March 30, 2025. These interim unaudited condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the fiscal year ended December 28, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on April 14, 2026. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or any other future period.

Basis of Presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows (in thousands):

	As of
	March 29, 2026	December 28, 2025
Cash and cash equivalents	$9,488	$9,617
Restricted cash	1,134	3,841
Total cash, cash equivalents and restricted cash	$10,622	$13,458

Use of Estimates	Use of estimates The preparation of interim unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect reported amounts.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, as well as related disclosure of contingent assets and liabilities. Significant estimates and assumptions made by management include, but are not limited to, the determination of (i) the allowance for credit losses; (ii) inventory obsolescence; (iii) stock-based compensation; (iv) workmanship warranty; (v) intangible assets acquired in business combinations; (vi) forward purchase agreements; (vii) Simple Agreement for Future Equity (“SAFE”) Agreements, (viii) derivative liabilities; and (ix) warrant liabilities.

The Company’s financial condition or operating results may be affected to the extent that there are material differences between estimates and actual results. The Company bases its estimates on past experience and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis. The Company has assessed the impact and management is not aware of any specific events or circumstances that required an update to the Company’s estimates and assumptions or materially affected the carrying value of the Company’s assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained.

Revenue Recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC 606 – Revenue from Contracts with Customers (“ASC 606”) when control of the promised products and services is transferred to the customer and its performance obligations are satisfied. The Company’s performance obligation in its Residential Solar Installation and New Homes Business segments is to design and install a fully functioning solar energy system. The design, delivery of system components, installation, and services facilitating interconnection to the power grid are accounted for as a single performance obligation.

Revenue is recognized in the amount of consideration the Company expects to be entitled to receive, net of customer incentives such as discounts or rebates, and variable consideration is estimated at each reporting date to the extent it is probable that a significant reversal will not occur. Amounts invoiced and collected in advance of performance are recorded as deferred revenue. The Company’s contracts do not contain significant financing components.

For Residential Solar Installation and New Homes Business cash and financing arrangements, revenue is generally recognized over time beginning when the system is fully installed, as this is when the customer obtains control of the asset. Revenue is recognized using an input method based on direct installation costs. For New Homes Business lease arrangements, revenue is recognized at a point in time upon customer acceptance of the completed system.

In the Dealer segment, the Company earns revenue from contracts for solar installations performed by third-party installers. The Company acts as an agent in these arrangements and recognizes revenue on a net basis at the point in time when substantial completion is achieved. The Company does not provide warranty services related to Dealer contracts. During the thirteen week period ended March 29, 2026, the Company amended customer contracts and under the amended contractual terms, the point at which control transfers to the customer changed from permission to operate (“PTO”) to substantial completion of the installation. As a result, the Company recognized incremental revenue of $12.4 million in the thirteen week period ended March 29, 2026, related to the contract modifications.

Revenue Recognition

Revenue is recognized for the Residential Solar Installation and New Homes Business reportable segments when a customer obtains control of promised products and services and the Company has satisfied its performance obligations which is the date by which substantially all of its design and installation is complete for a fully functioning solar power system to interconnect to the local power grid.

Installation includes the design of a solar energy system, the delivery of the components of the solar energy system (i.e., photovoltaic system, inverter, battery storage, etc.), installation services and services facilitating the connection of the solar energy system to the power grid. The Company accounts for these services as inputs to a combined output, resulting in a single service-based performance obligation.

Upon entering into a sales contract within the Dealer reportable segment, the requisite performance obligation of the Company is to assist the customer in the progress of the installation and obtain Permission to Operate (“PTO”). PTO typically occurs within 3 to 6 months after the initial sale, but can happen as early as two months or as late as twelve months after the sale.

The amount of revenue recognized reflects the consideration which the Company expects to be entitled to receive in exchange for the products and services. To achieve this core principle, the Company applies the following five steps:

Step 1. Identification of the contract(s) with a customer;

Step 2. Identification of the performance obligations in the contracts(s);

Step 3. Determination of the transaction price;

Step 4. Allocation of the transaction price to the performance obligations;

Step 5. Recognition of the revenue when, or as, the Company satisfies a performance obligation.

Revenue is generally recognized at the transaction price contained within the agreement, net of the costs of financing, or other consideration paid to the customers that is not in exchange for a distinct good or service. The Company’s arrangements may contain clauses that can either increase or decrease the transaction price. Variable consideration is estimated at each measurement date at its most likely amount to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur and true-ups are applied prospectively as such estimates change.

The Company may provide incentives to its customers, such as discounts and rebates which are recorded net against the revenue that the Company has recognized related to the solar energy system sale.

The Company records deferred revenue for amounts invoiced that are received in advance of the provisioning of services. In certain contracts with customers, the Company arranges for a third-party financing partner to provide financing to the customer. The Company collects upfront from the financing partner and the customer will provide instalment payments to the financing partner. The Company records revenue in the amount received from the financing partner, net of any financing fees charged to the homeowner, which the Company considers to be a customer incentive. None of the Company’s contracts contain a significant financing component.

Residential Solar Installation revenues

The Company’s Residential Solar Installation segment sells products through a network of installing and non-installing dealers and resellers, as well as its internal sales team. The Company’s contracts with customers include three primary contract types:

●	Cash agreements – The Company contracts directly with homeowners who purchase the solar energy system and related services from the Company. Customers are invoiced on a billing schedule, where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.
●	Financing partner agreements – In its financing partner agreements, the Company contracts directly with homeowners for the purchase of the solar energy system and related services. The Company refers the homeowner to a financing partner to finance the system, and the homeowner makes payments directly to the financing partner. The Company receives consideration from the financing partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.
●	Power purchase agreements and lease agreements – The Company contracts directly with a leasing partner to perform the solar energy system installation, and the homeowner will finance the system through a power purchase agreement (or lease), which is signed with the Company’s leasing partner. The Company considers the leasing partner to be its customer, as the Company does not contract directly with the homeowner and the leasing partner takes ownership of the system upon the completion of installation. The Company receives consideration from the leasing partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.

New Homes Business revenues

The Company’s New Homes Business segment sells through a network of home builders as well as its internal sales team. The Company’s contracts with customers include two primary contract types:

●	Cash agreements – The Company contracts directly with homebuilders who purchase the solar energy system from the Company and are the customers in the transaction. The Company’s customers are invoiced upon the completion of installation.
●	Lease agreements – Prior to SunPower Debtor’s declaration of bankruptcy, certain homeowners had intended to lease a system from SunPower Debtors but were unable to consummate the transaction (as a result of SunPower Debtor’s declaration of bankruptcy). The in-process system inventory (installed on recently constructed homes) was acquired by the Company in connection with the SunPower Acquisition. The Company contracted directly with a leasing partner to facilitate the leasing of the system to the impacted homeowners. The Company considers the leasing partner to be its customer. Under the terms of the Company’s arrangement with the leasing partner, control is not transferred to the customer until the completed system is accepted by the customer. The Company receives consideration from the leasing partner following the acceptance of the system.

The Company’s performance obligation for both of these reportable segments is to design and install a fully functioning solar energy system. For all contract types (with the exception of New Homes Business Lease agreements), the Company recognizes revenue over time. The Company’s over-time revenue recognition begins when the solar power system is fully installed (as it is at this point that control of the asset begins to be transferred to the customer, and the customer retains the significant risks and rewards of ownership of the solar power system). The Company recognizes revenue using the input method based on direct costs to install the system and defers the costs of installation until such time that control of the asset transfers to the customer (installation). For New Homes Business Lease agreements, the Company considers the performance obligation to be satisfied at a point in time upon acceptance of the system by the customer.

Dealer revenues

The Company earns revenue from contracts sold to customers for solar installations performed by third-party installation companies. The Company recognizes revenue at a point in time when PTO is complete. The Company acts as an agent in these arrangements and records revenue on a net basis. The Company does not have any significant financing components in these contracts. The Company does not provide warranty services related to these sales contracts, and therefore, the Company does not record a warranty reserve with respect to these sales contracts.

Incremental costs of obtaining customer contracts	Incremental costs of obtaining customer contracts As of March 29, 2026 and December 28, 2025, deferred commissions were $8.1 million and $5.6 million, respectively.
Estimated credit losses

Estimated credit losses

The following table summarizes the allowance for credit loss activity as of and for the periods ended (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Balance at beginning of year	$(5,206)	$(1,701)
Provision charged to earnings	—	(1,087)
Amounts written off, net of recoveries and other adjustments	—	313
Balance at end of period	$(5,206)	$(2,475)

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In March 2024, the FASB issued ASU 2024-02 “Codification Improvements-Amendments to Remove References to the Concepts Statements”, which removes various references to concepts statements from the FASB Accounting Standards Codification. This ASU is effective for the Company beginning in the first quarter of fiscal year 2026, with early adoption permitted. The Company adopted the guidance in the period ended March 29, 2026 and the adoption did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

 In November 2024, the FASB issued ASU No. 2024-04, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”)”. The guidance in ASU 2024-04 clarifies the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The standard is effective for fiscal years beginning after December 15, 2025, and interim periods within fiscal years beginning after December 15, 2025, with early adoption permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company adopted the guidance effective December 29, 2025 and the adoption did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05 “Measurement of Credit Losses for Accounts Receivable and Contract Assets” which provides an update to all entities with a practical expedient when estimating expected credit losses. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company adopted ASU 2025-05 in the fiscal year ended December 28, 2025. The impact of the adoption was not material to the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The objective of ASU 2023-09 is to enhance disclosures related to income taxes, including specific thresholds for inclusion within the tabular disclosure of income tax rate reconciliation and specified information about income taxes paid. ASU 2023-09 is effective for public companies starting in annual periods beginning after December 15, 2024. The Company adopted this ASU on a prospective basis in its annual report in the fiscal year ended December 28, 2025. The impact of the adoption was not material to the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires the disaggregation of certain expenses in the notes of the financial statements to provide enhanced transparency into the expense captions presented on the face of the income statement. The FASB subsequently issued ASU 2025-01 “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”, which amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU 2024-03 is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06 “Targeted improvements to the Accounting for Internal-Use Software” which is an update to remove all references to prescriptive and sequential software development stages (referred to as “project stages”). This ASU is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact that the adoption of ASU 2025-06 may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting Narrow Scope Improvements” which amends and clarifies interim reporting and disclosure requirements including additional guidance on what disclosures should be provided in interim reporting periods. This amendment also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. This ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 for public companies. This ASU may be applied prospectively or retrospectively to any or all periods presented in the Company’s consolidated financial statements. Early adoption of this ASU is permitted. The Company is currently evaluating the impact that the adoption of this ASU may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements” which makes changes to the Accounting Standards Codification that clarify, correct errors or make minor improvements and make ASCs easier to understand and apply. The amendments in this ASU are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. This ASU may be adopted prospectively or retrospectively, except as to the clarification of the calculation of earnings per share when a loss from continuing operations exists which must be adopted retrospectively. All other codification improvements may be adopted prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this ASU may have on its consolidated financial statements.

Reclassification of prior year balances

Reclassification of prior year balances

The Company reclassified long-term operating lease liabilities of $2.3 million from Operating lease liabilities, net of current portion to Other long-term liabilities to conform to the current year’s presentation.

Segment Reporting

Segment Reporting

The Company’s segment information is presented on a basis that is consistent with the Company’s internal management reporting. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company and reports financial results based on three reportable segments which are the same as the Company’s operating segments. The CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segment operating results prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on each respective segment’s operating revenue and operating (loss) income and excludes any corporate costs which are not allocatable to the operating segments. The CODM’s measurement criteria does not include segment assets. For the periods presented, the Company reported its financial performance within three reportable segments; Residential Solar Installation, New Homes Business and Dealer.

Residential Solar Installation – This segment performs solar system, storage and battery installations for residential homeowners.

New Homes Business – This segment performs solar system installations for new home builders. This segment was new in fiscal year 2024 as a result of the acquisition of the SunPower Businesses in the fourth quarter of fiscal year 2024.

Dealer – This segment provides a third-party solar energy sales force to initiate and execute contracts with customers throughout the United States. This segment’s sales force works with solar installation companies and acts as the agent for each transaction entered. This segment is new in fiscal year 2025 as a result of the acquisition of Sunder.

Concentration of Risks

Concentration of Risks

The Company is exposed to credit losses in the event of nonperformance by the counterparties to its financial and derivative instruments. Financial and derivative instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, and contract assets. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit.

Cash and Cash Equivalents

Cash and cash equivalents include cash held in checking and savings accounts consisting of highly liquid securities with maturity dates of three months or less from the original date of purchase. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents.

Restricted Cash

The Company classifies all cash for which usage is limited by contractual provisions as restricted cash. Restricted cash consists of deposits in money market accounts, which is used as cash collateral backing letters of credit related to customs duty authorities’ requirements. The Company presents restricted cash as a noncurrent asset in its consolidated balance sheets. The Company reconciles cash, cash equivalents, and restricted cash reported on its consolidated balance sheets that aggregate to the beginning and ending balances shown on the Company’s consolidated statements of cash flows as follows (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Cash and cash equivalents	$9,617	$13,378
Restricted cash	3,841	3,841
Total cash, cash equivalents, and restricted cash	$13,458	$17,219

Concentration of Customers – homeowners and financiers

As of December 28, 2025, one customer had an outstanding balance that represented 11% of the Company’s outstanding trade receivable balance. As of December 28, 2024, no customer had an outstanding balance that represented more than 10% of the Company’s total trade accounts receivable balance.

The Company defines major customers as those customers which generate revenues that exceed 10% of the Company’s annual net revenues by reportable segment. In fiscal 2025 Customer A accounted for 19% of revenues across the Residential Solar Installation and New Homes reportable segments. In fiscal year 2024, Customer A and Customer B accounted for 12% and 14%, respectively, of gross revenues. Customer A generates revenue across the Residential Solar Installation and New Homes reportable segments. Customer B generated revenue within the New Homes reportable segment.

Costs to Obtain Contracts

Costs to Obtain Contracts

The incremental costs of obtaining customer contracts consist of sales commissions which are paid to third-parties who source residential customer contracts for the sale of solar energy systems by the Company. The Company defers sales commissions and recognizes the expense in accordance with the timing of the related revenue recognition. Amortization of deferred commissions is recorded as sales commissions in the accompanying consolidated statements of operations and comprehensive loss. As of December 28, 2025 deferred commissions was $5.6 million. Deferred commissions were not material as of December 29, 2024.

Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities

The timing of revenue recognition, billings, and cash collections results in billed accounts receivable, unbilled revenue (contract assets), and deferred revenue (contract liabilities) on the balance sheet.

Contract assets consist of unbilled receivables which represent revenue that has been recognized in advance of the Company’s right to bill the customer.

Contract liabilities consist of deferred revenue and customer advances, which represent consideration received from a customer prior to transferring control of goods or services to the customer under the terms of a sales contract

The Company typically invoices its customers upon completion of set milestones, generally upon installation of the solar energy system with the remaining balance invoiced upon passing final building inspection. Standard payment terms to customers range from 30 to 60 days. When the Company receives payment, or when such payment is unconditionally due from a customer prior to delivering goods or services to the customer under the terms of a customer agreement, the Company records this deferred revenue as a contract liability. Most installation projects are completed within 12-months. As such, a significant portion of the Company’s contract liabilities is reflected within current liabilities in the accompanying consolidated balance sheets. Contract liabilities for installation projects expected to be completed beyond 12 months are classified as noncurrent obligations in the accompanying consolidated balance sheets.

Remaining Performance Obligations

Remaining Performance Obligations

The Company elected the practical expedient not to disclose the remaining performance obligations for contracts that are less than one year in length. The Company’s performance obligations associated with long-term service contracts are not material.

Allowance for Estimated Credit losses

Allowance for Estimated Credit losses

The Company recognizes an allowance for credit losses at the time a receivable is recorded based on the Company’s estimate of expected credit losses, historical write-off experience, and current account knowledge. In developing its estimate of expected credit losses, the Company has elected to apply the practical expedient permitted under Accounting Standards Codification (“ASC”) 326 – Financial Instruments – Credit Losses, under which it assumes that current conditions at the balance-sheet date remain unchanged for the remaining life of the financial assets.

The Company evaluates the aggregation and risk characteristics of a receivable pool and develops loss rates that reflect historical collections over the time horizon that the Company is exposed to credit risk, and payment terms or conditions that may materially affect future forecasts.

The Company performs ongoing credit evaluations of its customers’ financial condition when deemed necessary. The Company maintains an allowance for credit losses based on the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends. The Company believes that its concentration of credit risk is limited because of the large number of customers, credit quality of the customer base, small account balances for most of these customers, and customer geographic diversification. The Company does not have any off-balance sheet credit exposure relating to its customers.

The following table summarizes the allowance for credit losses as follows (in thousands):

	As of and for the Year Ended
	December 28,	December 29,
	2025	2024
Balance at beginning of period	$(1,701)	$(9,846)
Provision charged to earnings	(3,554)	(9,132)
Amounts written off, net of recoveries and other adjustments	49	17,277
Balance at end of period	$(5,206)	$(1,701)

In fiscal year 2024, the Company identified customer accounts receivable balances that were deemed to be uncollectible, which were reserved and written off.

Inventories

Inventories

Inventories consist of solar panels and the components of solar energy systems all of which are classified as finished goods within inventories as of December 28, 2025 and December 29, 2024. Inventories are valued using the average cost method. The Company identifies inventory which is considered obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, component cost trends, demand forecasts, historical revenues, and assumptions about future demand and market conditions, and such inventory has been adjusted to its lower of cost or net realizable value.

Cost of Revenues

Cost of Revenues

The Company’s costs to fulfill contracts associated with systems sales are expensed as cost of revenues. Cost of revenues is comprised primarily of materials, internal labor, third-party subcontractors, design services, engineering personnel and employee-related expenses associated with permitting services, associated warranty costs, freight and delivery costs, depreciation, and amortization of internally developed software. Cost of revenues from these services is recognized when the Company transfers control of the product to the customer, which is generally upon installation.

Warranties

Warranties

The Company typically provides a 10-year warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales recognized prior to the Divestiture, the Company provides a 30-year warranty that the products will be free from defects in material and workmanship. The Company retained its warranty obligations associated with panel sales prior to the Divestiture.

When revenue is recognized for a solar energy system installation service, the Company accrues a liability for the estimated future cost of meeting its warranty obligations. The Company makes and revises its estimated warranty liability based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying consolidated statements of operations and comprehensive loss. Warranty costs primarily consist of replacement materials, equipment and labor costs for service personnel.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in that period. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Equipment	1 – 3 years
Internal-use software	3 – 5 years
Furniture & equipment	3 – 5 years
Vehicles	3 to 5 years
Leasehold improvements	Shorter of 3 to 5 years of the asset or the term of the lease.

Internal-Use Software

The Company capitalizes costs to develop its internal-use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be utilized as intended. These costs include personnel and related employee benefits and expenses for employees who are directly associated with and who devote time to software projects, and external direct costs of materials and services consumed in developing or obtaining software. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to provide additional material functionality are capitalized and amortized over the estimated useful life of the related upgrade.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets are recorded at cost, less accumulated amortization. Amortization is recorded using the straight-line method. All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:

Useful Lives
Customer related intangibles	1 – 10 years
Trademarks	1 – 10 years
Developed technology	2 – 3 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, Right-of-Use (“ROU”) assets, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, and quoted market values, as considered necessary.

The Company recognized an impairment loss of zero and $3.8 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively, as disclosed in Note 6 – Supplemental Balance Sheet Information.

Goodwill

Goodwill

The Company tests goodwill at the reporting unit level for impairment annually on the first day of the fourth quarter, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company may elect to perform a qualitative assessment that considers economic, industry and company-specific factors. If, after completing the assessment, it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company proceeds to a quantitative test. Quantitative testing requires a comparison of the fair value of each reporting unit to its carrying value. If the carrying value of the reporting unit exceeds its fair value, goodwill impairment is measured as the amount by which the reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

The Company did not recognize any goodwill impairment in the fiscal years ended December 28, 2025 or December 29, 2024.

Fair Value Measurements

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets and liabilities held by the Company measured at fair value every reporting period include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, warrant liabilities, forward purchase agreements (“FPAs”), SAFEs, deferred purchase price consideration, and derivative liabilities associated with the Company’s borrowings.

The carrying amounts of cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, public warrants, and deferred purchase price consideration approximate their respective fair values because of their short-term nature or they have observable inputs (classified as Level 1).

The derivative liabilities associated with the Company’s borrowings, FPAs, SAFEs, and private and working capital warrant liabilities are initially measured at fair value using Level 3 inputs. At each subsequent reporting date, the Company remeasures the fair value of these instruments in accordance with ASC 820, Fair Value Measurement, and records the respective adjustment to the fair value within Other non-operating income, net the Company’s consolidated statements of operations and comprehensive loss.

Borrowings with Embedded Derivative Liabilities

The Company accounts for its borrowings with embedded derivative liabilities in accordance with ASC 815, Derivatives and Hedging, to determine whether such features must be bifurcated and accounted for separately as derivative liabilities. Upon issuance of a debt instrument with an embedded conversion option feature, the Company assesses whether the embedded feature qualifies as a derivative that requires bifurcation from the host contract. An embedded feature is bifurcated and accounted for as a separate derivative instrument if (i) the economic characteristics and risks of the embedded feature are not clearly and closely related to those of the host debt instrument; (ii) the embedded feature, if freestanding, would meet the definition of a derivative; and (iii) the hybrid instrument is not remeasured at fair value through earnings.

If an embedded feature requires bifurcation, the Company allocates a portion of the initial proceeds to the fair value of the derivative liability, with the residual assigned to the carrying amount of the host debt instrument. The derivative liability is subsequently measured at fair value at each reporting date.

The host debt instrument is recorded at amortized cost using the effective interest method. Any discounts or premiums resulting from the initial allocation between the host debt and the embedded derivative are amortized as interest expense over the expected term of the debt.

Derivative liabilities are measured at fair value in accordance with ASC 820, Fair Value Measurement. The fair value of a derivative liability is measured using a Monte Carlo simulation that incorporates a binomial lattice model. Refer to Note 5 – Fair Value Measurements and Note 10 – Borrowings and Derivative Liabilities for details.

Forward Purchase Agreements

The Company accounts for its FPAs in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity, as the agreements embody an obligation to transfer assets to settle a forward contract. The FPAs are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement. Refer to Note 5 – Fair Value Measurements and Note 8 – Forward Purchase Agreements for details.

Warrant Liabilities

The Company accounts for its warrant liabilities in accordance with the guidance in ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, under which the warrants that do not meet the criteria for equity classification must be recorded as liabilities. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement. Refer to Note 5 – Fair Value Measurements and Note 14 – Common Stock and Common Stock Warrants for details.

SAFE Agreements

The Company accounts for its SAFEs in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity. SAFEs are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820, Fair Value Measurement. Refer to Note 5 – Fair Value Measurements and Note 9 – SAFE Agreements for details.

Advertising and Promotion Expenses

Advertising and Promotion Expenses

Advertising and promotion costs are expensed as incurred and included in sales and marketing expense in the accompanying consolidated statements of operations and comprehensive loss. Advertising costs were not material for the fiscal years ended December 28, 2025 and December 29, 2024.

Income Taxes

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established when it is more likely than not that the deferred tax assets with not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits in its income tax provision.

On July 4, 2025, Public Law No. 119-21, commonly known as the One Big Beautiful Bill Act (the “OBBBA”), was enacted in the United States, resulting in broad-based changes to federal tax law. The Company included the impact of OBBBA in its income tax provision for the fiscal year ended December 28, 2025. The OBBBA did not have a material impact on income tax expense for the fiscal year ended December 28, 2025.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes stock-based compensation expense over the requisite service period on a straight- line basis for all stock-based payments that are expected to vest to employees, non-employees and Directors, including grants of employee stock options and other stock-based awards. Equity-classified awards issued to employees, non-employees such as consultants and non-employee Directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur.

Comprehensive Loss		Comprehensive Loss Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net.
Net Loss Per Share

Net Loss Per Share

The Company computes net loss per share following ASC 260, Earnings Per Share. Basic net loss per share is measured as the loss attributable to common stockholders divided by the weighted average common shares outstanding during periods with undistributed losses. Diluted net loss per share of common stock is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and if-converted method, as applicable. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted loss per share calculation.

Leases

Leases

The Company accounts for its leases following ASC 842, Leases. The Company determines if a contract is a lease or contains a lease at the inception of the contract and reassesses that conclusion if the contract is modified. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

The Company’s lease agreements generally contain lease and non-lease components. Payments under lease arrangements are primarily fixed. The Company has elected the practical expedient to combine lease and non-lease components and accounts for them together as a single lease component. All leases are assessed for classification as an operating lease or a finance lease. Finance lease ROU assets are classified within Property and Equipment, net, on the Company’s consolidated balance sheets. Operating lease ROU assets are classified separately on the Company’s consolidated balance sheets. Operating lease liabilities and finance lease obligations are separated into their respective current portion and non-current portions and are presented separately on the Company’s consolidated balance sheets. Finance lease ROU assets and liabilities and operating lease ROU assets and liabilities are recognized on the Company’s consolidated balance sheet on the date in which the lessor makes the underlying asset available for use.

Finance lease ROU assets are those that meet one or more of the criteria outlined in ASC 842-10-25-2, such as transfer of ownership, purchase option, lease term for a major part of the asset’s economic life, or present value of lease payments substantially equal to the fair value of the asset. Finance lease ROU assets are initially measured at cost, which includes the initial lease liability, plus any lease payments made at or before commencement, less any lease incentives received. Finance lease ROU assets are amortized on a straight-line basis over the shorter of the lease term or the useful life of the underlying asset. Interest expense on the finance lease liability is recognized using the effective interest method.

Operating lease ROU assets and liabilities are recognized based upon the present value of the lease payments over the respective lease term. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

The Company generally uses its incremental borrowing rate to discount the lease payments to present value. The estimated incremental borrowing rate is derived from information available at the lease commencement date. The Company’s lease terms include periods under options to extend or terminate the lease. Options to renew or extend leases beyond their initial term have been excluded from measurement of the ROU assets and lease liabilities when exercise of such options is not reasonably certain. The Company generally uses the base, non-cancellable, lease term when determining the lease assets and liabilities. The Company records a right-of-use asset which is calculated based on the amount of the lease liability, adjusted for any advance lease payments made, lease incentives received, and initial direct costs incurred. Right-of-use assets are subject to evaluation for impairment or disposal on a basis consistent with other long-lived assets.

The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with an initial term of twelve months or less. The cost for short-term leases is recognized on a straight-line basis over the term of the contract.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In March 2024, the FASB issued ASU 2024-02 “Codification Improvements-Amendments to Remove References to the Concepts Statements”, which removes various references to concepts statements from the FASB Accounting Standards Codification. This ASU is effective for the Company beginning in the first quarter of fiscal year 2026, with early adoption permitted. The Company expects the new guidance will have an immaterial impact on its consolidated financial statements and intends to adopt the guidance when it becomes effective in the first quarter of fiscal year 2026.

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires the disaggregation of certain expenses in the notes of the financial statements to provide enhanced transparency into the expense captions presented on the face of the income statement. The FASB subsequently issued ASU 2025-01 “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”, which amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU 2024-03 is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-04, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) (“ASU 2024-04”)”. The guidance in ASU 2024-04 clarifies the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The standard is effective for fiscal years beginning after December 15, 2025, and interim periods within fiscal years beginning after December 15, 2025, with early adoption permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company is currently evaluating the impact that the adoption of ASU 2024-04 may have on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06 “Targeted improvements to the Accounting for Internal-Use Software” which is an update to remove all references to prescriptive and sequential software development stages (referred to as “project stages”). This ASU is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact that the adoption of ASU 2025-06 may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting Narrow Scope Improvements” which amends and clarifies interim reporting and disclosure requirements including additional guidance on what disclosures should be provided in interim reporting periods. This amendment also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. This ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public companies. This ASU may be applied prospectively or retrospectively to any or all periods presented in the Company’s consolidated financial statements. Early adoption of this ASU is permitted. The Company is currently evaluating the impact that the adoption of this ASU may have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements” which makes changes to the Accounting Standards Codification that clarify, correct errors or make minor improvements and make ASCs easier to understand and apply. The amendments in this ASU are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. This ASU may be adopted prospectively or retrospectively, except as to the clarification of the calculation of earnings per share when a loss from continuing operations exists which must be adopted retrospectively. All other codification improvements may be adopted prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this ASU may have on its consolidated financial statements.

Changes in Related Parties

Changes in Related Parties

Transactions with CRSEF Solis Holdings, LLC and its affiliates (“Carlyle”), have been disclosed as related party transactions until it ceased being a significant shareholder in the Company. Effective March 31, 2025, transactions with Carlyle are no longer deemed related party transactions. The Company continues to engage in transactions with Carlyle as it is a creditor of the Company’s 12.0% senior unsecured convertible notes. Refer to Note 10 – Borrowings and Derivative Liabilities for additional information.

J. Daniel McCranie became a member of the Company’s Board of Directors in January 2025 and through a related trust, holds $750 thousand of the Company’s 12.0% senior unsecured convertible notes. The Company concluded that this relationship is a related party transaction effective in the Company’s fiscal year 2025. Refer to Note 10 – Borrowings and Derivative Liabilities for additional information.

Polar Multi-Strategy Master Fund (“Polar”) ceased to be a related party, and as a result, effective March 31, 2025, transactions with Polar are no longer deemed related party transactions. Transactions previously reported with Polar have been disclosed as related party transactions. The Company has a forward purchase agreement with Polar.

NASDAQ Deficiency

NASDAQ Deficiency

On November 19, 2025, the Company received a letter from the Listing Qualifications staff of Nasdaq indicating that, as a result of the Company’s delay in filing its quarterly report on Form 10-Q for the period ended September 28, 2025, the Company was not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1). The Nasdaq letter had no immediate effect on the listing or trading of the Company’s common stock or warrants. The Nasdaq listing rules require Nasdaq-listed companies to timely file all required periodic reports with the SEC. The Nasdaq letter stated that, under Nasdaq rules, the Company has 60 calendar days to submit a plan to regain compliance with Nasdaq’s continued listing requirements. The Company filed its quarterly report on Form 10-Q for the period ended September 28, 2025 on December 19, 2025.